Significant Accounting Policies	6 Months Ended
Jun. 30, 2019
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

a.	Basis of preparation of the interim consolidated financial statements:

The Interim Consolidated Financial Statements have been prepared in accordance with International Accounting Standard ("IAS")34, "Interim Financial Reporting". The significant accounting policies adopted in the preparation of the interim consolidated financial statements are consistent with those followed in the preparation of the 2018 Annual Consolidated Financial Statements, except as described below:

b.	Leases:

As further described in Note 2.c regarding the initial adoption of International Financial Reporting Standard ("IFRS") 16, "Leases" ("IFRS 16")the Company elected to adopt the provisions of IFRS 16 using the modified retrospective method by measuring the right-of-use asset at an amount equal to the lease liability.

The accounting policy for leases applied until December 31, 2018, was as mentioned in Note 2(k) in the 2018 Annual Consolidated Financial Statements.

The accounting policy for leases applied commencing from January 1, 2019, is as follows:

1.	The Company as lessee:

For leases in which the Company is the lessee, the Company recognizes on the commencement date of the lease a right-of-use asset and a lease liability, excluding leases whose term is up to twelve months and leases for which the underlying asset is of low value. For these leases, the Company has elected to recognize the lease payments as an expense in profit or loss on a straight-line basis over the lease term.

In measuring the lease liability, the Company has elected to apply the practical expedient in IFRS 16 and does not separate the lease components from the non-lease components (such as management and maintenance services, etc.), included in a single contract.

On the commencement date, the right-of-use asset is recognized in an amount equal to the lease liability plus lease payments already made on or before the commencement date and initial direct costs incurred. The right-of-use asset is measured applying the cost model and depreciated over the shorter of its useful life or the lease term. The Company tests for impairment of the right-of-use asset whenever there are indications of impairment pursuant to the provisions of IAS 36, "Impairment of Assets",. On the commencement date, the lease liability includes all unpaid lease payments discounted at the interest rate implicit in the lease, if that rate can be readily determined, or otherwise using the Company's incremental borrowing rate. After the commencement date, the Company measures the lease liability using the effective interest rate method.

2.	Variable lease payments that depend on an index:

On the commencement date, the Company uses the index rate prevailing on the commencement date to calculate the future lease payments. For leases in which the Company is the lessee, the aggregate changes in future lease payments resulting from a change in the index are discounted (without a change in the discount rate applicable to the lease liability) and recorded as an adjustment of the lease liability and the right-of-use asset.

3.	Lease extension and termination options:

A non-cancellable lease term includes both the periods covered by an option to extend the lease when it is reasonably certain that the extension option will be exercised, and the periods covered by a lease termination option when it is reasonably certain that the termination option will not be exercised. In the event of any change in the expected exercise of the lease extension option or in the expected non-exercise of the lease termination option, the Company re-measures the lease liability based on the revised lease term using a revised discount rate as of the date of the change in expectations. The total change is recognized in the carrying amount of the right-of-use asset until it is reduced to zero, and any further reductions are recognized in profit or loss.

c.	Changes in accounting policies - initial adoption of new financial reporting and accounting standards and amendments to existing financial reporting and accounting standards:

Initial adoption of IFRS 16:

IFRS 16 was issued by the International Accounting Standards Board in January 2016. According to IFRS 16, a lease is a contract, or part of a contract, that conveys the right to use an asset for a fixed period of time in exchange for consideration. The Company adopted IFRS 16 commencing from January 1, 2019.

The principal effects of IFRS 16 are as follows:

-	According to IFRS 16, lessees are required to recognize all leases in the statement of financial position (excluding certain exceptions, see below). Lessees will recognize a liability for lease payments with a corresponding right-of-use asset, similar to the accounting treatment for finance leases under the existing standard, IAS 17, "Leases" ("IAS 17"). Lessees will also recognize interest expense and depreciation expense separately.

-	Variable lease payments that are not dependent on changes in the Consumer Price Index ("CPI") or interest rates, but are based on performance or usage are recognized as an expense by the lessees as incurred or recognized as income by the lessors as earned.

-	In the event of changes in variable lease payments that are CPI-linked, lessees are required to re-measure the lease liability and record the effect of the re-measurement as an adjustment to the carrying amount of the right-of-use asset.

-	IFRS 16 includes two exceptions which allow lessees to account for leases based on the existing accounting treatment for operating leases - leases for which the underlying asset is of low financial value and short-term leases (up to one year).

-	The accounting treatment by lessors remains substantially unchanged from the existing standard, namely classification of a lease as a finance lease or an operating lease.

In view of the publication of IFRS 16, the Company evaluated possible early adoption of IFRS 16, including a thorough assessment of the expected effects of the application of IFRS 16. Based on the results of the assessment performed, the Company decided to adopt IFRS 16 commencing from January 1, 2019, since the Company believes IFRS 16 better reflects the presentation of the effects on its financial statements of lease contracts in which the Company is a lessee.

As permitted by IFRS 16, the Company elected to adopt IFRS 16 using the modified retrospective approach and measuring the right-of-use asset at an amount equal to the lease liability. This approach does not require restatement of comparative data. The balance of the liability as of the date of initial application of IFRS 16 is measured using the Company's incremental borrowing rate of interest on the date of initial adoption of IFRS 16.

The right-of-use asset is recognized in an amount equal to the recognized liability, with certain adjustments.

See Note 2(b) above for the description of the accounting policy applied from the date of initial adoption of IFRS 16.

The principal effects of the initial application of IFRS 16 are in respect of existing lease contracts in which the Company is the lessee. According to IFRS 16, as described in Note 2(b), excluding certain exceptions, the Company recognizes a lease liability and a corresponding right-of-use asset for each lease in which it is the lessee. This accounting treatment is different than the accounting treatment applied under IAS 17 according to which lease payments in respect of leases contracts for which substantially all the risks and rewards incidental to ownership of the underlying asset are not transferred to the lessee are recognized in profit or loss on a straight-line basis over the lease term.

Following is data relating to the initial adoption of IFRS 16 as of January 1, 2019, in respect of leases existing as of that date:

1)	Effects of the initial application of IFRS 16 on the Company's financial statements as of January 1, 2019:

	According to the previous accounting policy	The change	As presented according to IFRS 16
	USD in thousands

As of January 1, 2019:

Non-current assets:
Property and equipment, net	$2,107	$193	$2,300

Current liabilities:
Credit from others	91	64	155

Non-current liabilities:
Lease liabilities	$-	$129	$129

2)	A weighted average incremental interest rate of 10.93% was used to discount future lease payments in the calculation of the lease liabilities on the date of initial application of IFRS 16.

3)	Reconciliation of total commitment for future minimum lease payments as disclosed in Note 16k to the 2018 Annual Consolidated Financial Statements as of December 31, 2018, to the lease liability as of January 1, 2019:

January 1, 2019
USD in thousands

Total future minimum lease payments for non-cancellable leases of Therapix as per IAS 17 according to the financial statements as of December 31, 2018 (see Note 2.c3)	$258

Total undiscounted lease liabilities as per IFRS 16	258

Effect of discount of future lease payments at the Company's incremental interest rate on initial date of application	(65)

Total lease liabilities resulting from initial application of IFRS 16 at January 1, 2019	$193